Warrants (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jan. 31, 2026	Dec. 31, 2025	Jun. 30, 2025
Warrants [Line Items]
Business combination period	30 days
Closing of initial public offering	12 months
Warrants expire	5 years
Prior written notice period	30 days
Redemption period	30 days
Trading period	20 days
Warrant [Member]
Warrants [Line Items]
Warrants outstanding
Price per warrant (in Dollars per share)	$ 0.01
Warrant price per share (in Dollars per share)	$ 18
Trading period	30 days
Public Warrants [Member]
Warrants [Line Items]
Warrants outstanding	11,436,270
Warrant exercises		569,435	62,580
Warrant exercise price (in Dollars per share)		$ 11.5	$ 11.5
Exercise price (in Dollars per share)		$ 11.5	$ 11.5
Warrants were exchanged		569,435	62,580
Private Warrants [Member]
Warrants [Line Items]
Warrant shares		569,435	1,782,089
YD Bio Limited [Member]
Warrants [Line Items]
Warrants outstanding	16,925,000
YD Bio Limited [Member] | Public Warrants [Member]
Warrants [Line Items]
Warrants outstanding	11,500,000
Private Placement Warrants [Member]
Warrants [Line Items]
Warrants outstanding	3,136,056
Private Placement Warrants [Member] | YD Bio Limited [Member]
Warrants [Line Items]
Warrants outstanding	5,425,000
Common Stock [Member]
Warrants [Line Items]
Warrant exercises		36,773	205,333
Warrants were exchanged		36,773	205,333
Common Stock [Member] | Public Warrants [Member]
Warrants [Line Items]
Warrant exercises		1,150	1,782,089
Warrant exercise price (in Dollars per share)		$ 11.5	$ 11.5
Exercise price (in Dollars per share)		$ 11.5	$ 11.5
Warrants were exchanged		1,150	1,782,089
Common Stock [Member] | Private Warrants [Member]
Warrants [Line Items]
Warrant exercises		36,773	205,333
Warrants were exchanged		36,773	205,333